UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Rockefeller Opportunistic Municipal Bond ETF Ticker: RMOP (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$23	0.47%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$127,171
Number of Holdings	207
Portfolio Turnover	155%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
California Public Finance Authority, Call 06/01/31	3.9
State of Ohio, Call 03/20/25, Put 03/30/25	2.5
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	2.5
Tender Option Bond Trust, Call 11/01/34	1.9
Development Authority of Burke County, Call 03/19/25, Put 03/23/25	1.8
Hempstead Town Local Development Corp., Call 04/19/25	1.7
Silicon Valley Tobacco Securitization Authority, Call 04/19/25	1.7
New York Transportation Development Corp., Call 06/30/33	1.7
Chicago O'Hare International Airport, Call 01/01/29	1.6
Michigan Strategic Fund, Call 04/19/25	1.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rockefelleretfs.com/rmop.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Rockefeller California Municipal Bond ETF Ticker: RMCA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$22	0.46%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$17,309
Number of Holdings	72
Portfolio Turnover	132%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
San Diego County Regional Airport Authority, Call 07/01/31	4.4
Los Angeles California Department of Airports, Call 05/15/28	4.1
California School Facilities Financing Authority, AGM	4.1
Valley Center Municipal Water District, STR, Call 09/01/31	3.2
San Francisco City & County Airport, Call 05/01/35	3.1
Silicon Valley Tobacco Securitization Authority, Call 04/19/25	3.1
San Francisco City & County Airport Commission, Call 05/01/34	3.1
Romoland California School District, STR, Call 09/01/31	3.0
California Health Facilities Financing Authority, Call 04/19/25	2.9
California Public Finance Authority, Call 06/01/31	2.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rockefelleretfs.com/rmca.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Rockefeller New York Municipal Bond ETF Ticker: RMNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 12, 2024 to January 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$22	0.47%

The Fund commenced operations on August 12, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$4,978
Number of Holdings	49
Portfolio Turnover	180%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
New York City Municipal Water Finance Authority, Call 12/15/29	4.8
New York City Transitional Finance Authority, Call 11/01/34	4.8
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	4.4
Triborough Bridge & Tunnel Authority, Call 06/01/35	4.3
New York City Municipal Water Finance Authority, Call 12/15/33	4.3
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	4.3
New York City Housing Development Corp., Call 11/01/32	4.2
New York State Housing Finance Agency, SONYMA HUD SEC 8, Call 05/01/32	4.0
Clinton County Capital Resource Corp., Call 07/01/34	4.0
New York Transportation Development Corp., Call 12/01/30	3.7

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rockefelleretfs.com/rmny.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Rockefeller U.S. Small-Mid Cap ETF Ticker: RSMC (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period October 10, 2024 to January 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$24	0.75%

The Fund commenced operations on October 10, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$790,015
Number of Holdings	45
Portfolio Turnover	63%

Sector Type - Investments
(% of Total Net Assets)

Industrials
26.3%
Financials
18.1%
Technology
16.4%
Consumer Discretionary
16.1%
Health Care
13.6%
Consumer Staples
5.6%
Real Estate
1.5%
Materials
1.3%
Cash & Cash Equivalents
1.1%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Stride, Inc.	4.7
RadNet, Inc.	4.2
Merit Medical Systems, Inc.	3.8
Reinsurance Group of America, Inc.	3.6
Korn Ferry	3.5
Curtiss-Wright Corp.	3.2
FirstCash Holdings, Inc.	3.1
Ollie's Bargain Outlet Holding	3.1
Q2 Holdings, Inc.	3.1
AZEK Co., Inc.	2.9

How has the Fund changed?

Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P (the “Predecessor Funds”). reorganized into the Rockefeller U.S. Small-Mid Cap ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RSMC ETF. For financial reporting purposes, assets received, and shares issued by the RSMC ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Changes in and Disagreements with Accountants

In connection with the Reorganization on October 10, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Fund's independent registered public accounting firm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rockefelleretfs.com/rsmc.

Rockefeller Global Equity ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Rockefeller Global Equity ETF Ticker: RGEF (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period October 25, 2024 to January 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$15	0.54%

The Fund commenced operations on October 25, 2024. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$707,733
Number of Holdings	66
Portfolio Turnover	10%

Sector Type - Investments
(% of Total Net Assets)

Financials 24.6%
Technology 19.6%
Industrials 16.3%
Communications 13.3%
Health Care 8.6%
Consumer Discretionary 6.2%
Energy 5.4%
Materials 3.8%
Utilities 0.9%
Consumer Staples 0.8%
Cash & Cash Equivalents 0.5%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	4.8
Meta Platforms, Inc.	4.3
Reinsurance Group of America	4.0
Alphabet, Inc. - Class A	3.9
Amazon.com, Inc.	3.8
Shell PLC	2.5
GE Vernova, Inc.	2.2
American Express Co.	2.1
Apple, Inc.	2.1
Eli Lilly & Co.	1.9

How has the Fund changed?

Effective October 25, 2024, the Rockefeller Global Equity Fund I L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund L.P. and Rockefeller Global Dividend Growth Fund QP L.P. (the “Predecessor Funds”) reorganized into the Rockefeller Global Equity ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RGEF ETF. For financial reporting purposes, assets received, and shares issued by the RGEF ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Changes in and Disagreements with Accountants

In connection with the Reorganization on October 25, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Fund's independent registered public accounting firm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rockefelleretfs.com/rgef.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal Trust III

Rockefeller California Municipal Bond ETF	| RMCA	| NYSE Arca, Inc.
Rockefeller Global Equity ETF	| RGEF	| NYSE Arca, Inc.
Rockefeller New York Municipal Bond ETF	| RMCA	| NYSE Arca, Inc.
Rockefeller Opportunistic Municipal Bond ETF	| RMOP	| NYSE Arca, Inc.
Rockefeller U.S. Small-Mid Cap ETF	| RSMC	| NYSE Arca, Inc.

Rockefeller ETFs

Rockefeller California Municipal Bond ETF

Schedule of Investments

January 31, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 102.4%	Interest Rate	Maturity Date	Principal Amount	Value

California - 101.6%
Avenal Public Financing Authority, Call 4/19/25	5.00%	09/01/36	$40,000	$39,594
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 04/19/25(d)	5.00%	07/01/42	60,000	60,004
California Community Choice Financing Authority, Call 09/01/32, Put 12/01/32(a)	5.00%	01/01/55	450,000	474,713
California County Tobacco Securitization Agency, Call 04/04/25(b)	0.00%	06/01/46	1,250,000	320,794
California County Tobacco Securitization Agency, Call 04/04/25(b)	0.00%	06/01/50	100,000	21,506
California County Tobacco Securitization Agency, Call 04/19/25(c)(d)	6.00%	06/01/42	100,000	100,845
California County Tobacco Securitization Agency, Call 12/01/30(b)	0.00%	06/01/55	1,250,000	260,360
California Educational Facilities Authority, Call 10/01/33(c)(d)	5.50%	10/01/53	250,000	259,478
California Health Facilities Financing Authority, Call 04/10/25	5.00%	11/15/32	25,000	25,025
California Health Facilities Financing Authority, Call 04/19/25(d)	5.00%	11/15/39	500,000	500,569
California Health Facilities Financing Authority, Call 08/01/30(d)	5.00%	08/01/50	350,000	352,318
California Health Facilities Financing Authority, Call 09/01/28(d)	5.00%	09/01/48	100,000	100,038
California Housing Finance Agency, FHA 542(C), Call 02/01/33(d)	4.30%	08/01/52	150,000	147,675
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(d)(e)	5.13%	07/01/54	300,000	288,750
California Municipal Finance Authority	5.00%	10/01/31	10,000	10,684
California Municipal Finance Authority, Call 01/01/32(c)(d)(e)	5.38%	01/01/55	250,000	251,227
California Municipal Finance Authority, Call 04/09/25(d)	5.00%	11/01/40	45,000	45,000
California Municipal Finance Authority, Call 06/01/28(d)(e)	5.00%	06/01/48	150,000	149,580
California Municipal Finance Authority, Call 07/01/31(d)	4.00%	07/01/55	150,000	126,067
California Municipal Finance Authority, Call 08/01/29(d)	5.00%	08/01/48	180,000	178,600
California Municipal Finance Authority, Call 08/15/34(d)	5.00%	08/15/59	250,000	258,041
California Municipal Finance Authority, Call 09/01/30(d)	4.00%	09/01/50	410,000	328,419
California Municipal Finance Authority, Call 10/01/26	4.00%	10/01/36	300,000	296,257
California Municipal Finance Authority, Call 10/01/30(d)(e)	5.00%	10/01/49	50,000	47,747
California Public Finance Authority, Call 06/01/31(d)	6.50%	06/01/54	500,000	499,291
California School Facilities Financing Authority, AGM(b)(d)	0.00%	08/01/49	2,500,000	712,570
California School Finance Authority, Call 05/01/27(c)(d)(e)	5.88%	05/01/47	200,000	201,167
California School Finance Authority, Call 06/01/28(d)(e)	4.00%	06/01/61	400,000	318,690
California School Finance Authority, Call 07/01/28(d)(e)	5.00%	07/01/45	300,000	300,359
California School Finance Authority, Call 07/01/31(d)(e)	5.00%	07/01/54	120,000	122,079
California School Finance Authority, Call 07/01/31(d)(e)	5.00%	07/01/59	150,000	153,046
California School Finance Authority, Call 07/01/32(d)(e)	5.60%	07/01/64	150,000	149,992
California School Finance Authority, Call 08/01/25(d)(e)	5.00%	08/01/45	45,000	45,013
California Statewide Communities Development Authority, Call 04/19/25(d)	5.50%	12/01/54	70,000	70,029
California Statewide Communities Development Authority, Call 06/01/26(d)(e)	5.00%	12/01/46	100,000	100,513
California Statewide Communities Development Authority, Call 11/01/31	5.00%	11/01/49	315,000	335,960
California Statewide Communities Development Authority, CAM, Call 06/01/28(d)(e)	5.25%	12/01/43	25,000	25,619
California Statewide Communities Development Authority, FNMA COLL(d)	4.00%	10/01/42	250,000	244,754
California Statewide Communities Development Authority, STR, Call 09/01/31(d)	5.00%	09/01/54	100,000	101,800
California Statewide Financing Authority, Call 04/19/25(c)	6.00%	05/01/37	120,000	122,735
City of Los Angeles Department of Airports, Call 11/15/28(d)	5.00%	05/15/49	250,000	253,665
Clovis Unified School District, GO, Call 08/01/32(c)(d)	4.00%	08/01/48	500,000	497,214

Eastern Municipal Water District	5.00%	09/01/54	250,000	256,434
Hemet Unified School District, STR, Call 09/01/30(d)	5.00%	09/01/54	250,000	255,886
Independent Cities Finance Authority, Call 04/19/25(d)	5.00%	11/15/49	50,000	50,016
Los Angeles California Department of Airports, Call 05/15/28(d)	5.25%	05/15/48	700,000	718,024
Los Angeles California Department of Water & Power, Call 07/01/34	5.00%	07/01/52	50,000	52,338
Los Angeles California Unified School District, GO, Call 01/01/35(d)	4.00%	07/01/49	500,000	489,931
Los Angeles Department of Water & Power, Call 07/01/33(d)	5.00%	07/01/53	450,000	468,946
Menifee California, STR, Call 09/01/30(d)	5.00%	09/01/54	250,000	256,597
M-S-R Energy Authority(c)(d)	6.13%	11/01/29	20,000	21,257
Poway Unified School District Public Financing Authority, BAM, STR, Call 04/19/25(d)	5.00%	10/01/41	100,000	100,094
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Call 07/01/28(b)(d)	0.00%	07/01/51	625,000	151,212
Romoland California School District, STR, Call 09/01/31(d)	5.00%	09/01/54	500,000	512,867
Roseville California, STR, Call 09/01/31(d)	5.00%	09/01/54	100,000	102,729
San Diego County Regional Airport Authority, Call 04/17/25(d)	5.00%	07/01/44	425,000	426,618
San Diego County Regional Airport Authority, Call 07/01/31	4.00%	07/01/40	120,000	117,281
San Diego County Regional Airport Authority, Call 07/01/31(d)	5.00%	07/01/56	750,000	766,480
San Francisco City & County Airport Commission, Call 05/01/26(d)	5.00%	05/01/46	250,000	250,482
San Francisco City & County Airport Commission, Call 05/01/34(d)	5.25%	05/01/49	500,000	528,397
San Francisco City & County Airport Commission, Call 10/01/25	4.00%	10/01/40	350,000	349,543
San Francisco City & County Airport Commission, Call 05/01/35(d)	5.50%	05/01/55	500,000	541,059
San Luis Obispo County Community College District, GO, Call 08/01/25(d)	4.00%	08/01/40	250,000	249,686
San Marcos Unified School District, STR, Call 09/01/30(c)(d)	4.25%	09/01/48	100,000	92,724
Silicon Valley Tobacco Securitization Authority, Call 04/19/25(b)	0.00%	06/01/36	1,000,000	536,634
State of California, GO, Call 08/01/34(e)	4.00%	08/01/49	250,000	248,394
Tobacco Securitization Authority of Southern California, Call 04/04/25(b)	0.00%	06/01/46	1,500,000	308,778
Valley Center Municipal Water District, STR, Call 09/01/31(c)(d)	4.25%	09/01/47	590,000	551,012
Washington Township Health Care District, GO, Call 04/09/25(c)(d)	5.00%	08/01/43	275,000	271,248
				17,572,454
Guam - 0.6%
Antonio B. Won Pat International Airport Authority, Call 10/01/34	5.25%	10/01/41	100,000	105,495

Puerto Rico - 0.2%
Children’s Trust Fund, Call 04/19/25(c)	5.63%	05/15/43	15,000	15,190
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(c)(d)	4.55%	07/01/40	27,000	27,068
				42,258

TOTAL MUNICIPAL BONDS & NOTES (Cost $17,836,543)				17,720,207

TOTAL INVESTMENTS - 102.4% (Cost $17,836,544)				$17,720,207
Liabilities in Excess of Other Assets (2.4)%				(411,647)
TOTAL NET ASSETS - 100.0%				$17,308,560

Percentages are stated as a percent of net assets.

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

CAM - California Mortgage Insurance

GO - General Obligation

STR - Special Tax Revenue

(a) Adjustable rate security. Rate disclosed is as of January 31, 2025.

(b) Zero coupon bond issued at a discount.

(c) Fixed coupon bond issued at a discount.

(d) Sinkable security.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Rockefeller Global Equity ETF

Schedule of Investments

January 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 7.5%
ICICI Bank Ltd. - ADR	283,567	$8,129,866
JPMorgan Chase & Co.	29,038	7,761,857
Lloyds Banking Group PLC	9,243,720	7,160,208
Mitsubishi UFJ Financial Group, Inc.	656,825	8,392,175
Oversea-Chinese Banking Corp. Ltd.	810,801	10,409,457
Svenska Handelsbanken AB - Class A	440,260	4,888,527
Swedbank AB - Class A	293,233	6,403,249
		53,145,339

Consumer Discretionary Products - 0.9%
Denso Corp.	461,227	6,426,201

Financial Services - 8.3%
AerCap Holdings NV	111,164	10,627,278
American Express Co.	47,017	14,925,547
Intercontinental Exchange, Inc.	71,009	11,349,368
TransUnion	87,752	8,709,386
Visa, Inc. - Class A	39,215	13,403,687
		59,015,266

Health Care - 8.6%
Becton Dickinson & Co.	41,208	10,203,101
Eli Lilly & Co.	16,985	13,776,194
IQVIA Holdings, Inc.(a)	36,996	7,449,515
Lonza Group AG	7,857	5,035,817
Roche Holding AG	43,468	13,690,709
UnitedHealth Group, Inc.	20,182	10,948,533
		61,103,869

Industrial Products - 12.9%
Atlas Copco AB - Class A	376,468	6,338,378
Boeing Co.(a)	52,194	9,213,285
Carrier Global Corp.	82,719	5,408,168
Epiroc AB(a)	255,343	4,897,055
GE Vernova, Inc.(a)	42,322	15,781,027
General Electric Co.	61,017	12,421,231
Hitachi Ltd.	435,300	11,092,630
Keysight Technologies, Inc.(a)	39,188	6,989,180
Schneider Electric SE	41,696	10,634,766
TE Connectivity PLC	56,834	8,409,727
		91,185,447

Industrial Services - 3.5%
RELX PLC	185,147	9,259,651
Rentokil Initial PLC	1,662,578	8,238,520
Republic Services, Inc.	31,654	6,864,803
		24,362,974

Insurance - 8.7%
AIA Group Ltd.	1,363,455	9,493,228
Allstate Corp.	71,208	13,695,435
Reinsurance Group of America, Inc.	122,764	27,973,005
Willis Towers Watson PLC	31,880	10,506,532
		61,668,200

Materials - 3.7%
Air Liquide SA	64,255	11,261,909
Cie de Saint-Gobain SA	109,265	10,288,709
Shin-Etsu Chemical Co. Ltd.	156,249	4,921,062
		26,471,680

Media - 10.5%
Alphabet, Inc. - Class A	135,283	27,600,438
Meta Platforms, Inc. - Class A	43,768	30,164,030
Tencent Holdings Ltd. - ADR	172,474	9,144,571
Uber Technologies, Inc.(a)	108,151	7,229,894
		74,138,933

Oil & Gas - 5.4%
Kinder Morgan, Inc.	454,590	12,492,133
Shell PLC - ADR	266,184	17,528,216
TotalEnergies SE - ADR	143,843	8,347,209
		38,367,558

Retail & Wholesale - Staples - 0.8%
BJ's Wholesale Club Holdings, Inc.(a)	57,569	5,702,209

Retail & Wholesale - Discretionary - 5.3%
Amazon.com, Inc.(a)	112,318	26,695,742
AutoZone, Inc.(a)	3,185	10,670,419
		37,366,161

Software & Tech Services - 7.0%
Accenture PLC - Class A	14,166	5,453,202
Datadog, Inc.	32,592	4,651,204
Microsoft Corp.	81,362	33,770,112
Shopify, Inc.	47,977	5,603,714
		49,478,232

Tech Hardware & Semiconductors - 12.6%
Advanced Micro Devices, Inc.(a)	74,322	8,617,636
Apple, Inc.	62,209	14,681,324
Applied Materials, Inc.	42,737	7,707,618
ASML Holding NV - NYRS	7,094	5,244,665
Broadcom, Inc.	24,711	5,467,803
Nintendo Co. Ltd.	183,736	12,138,323
NVIDIA Corp.	74,220	8,911,595
Samsung Electronics Co. Ltd.	286,773	10,341,986
Sony Group Corp.	471,468	10,473,684
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,709	5,590,728
		89,175,362

Telecommunications - 2.9%
AT&T, Inc.	514,806	12,216,346
KT Corp. - ADR	457,281	7,924,680
		20,141,026

Utilities - 0.9%
CMS Energy Corp.	93,604	6,177,864

TOTAL COMMON STOCKS (Cost $450,461,587)		703,926,321

TOTAL INVESTMENTS - 99.5% (Cost $450.461.587)		$703,926,321
Other Assets in Excess of Liabilities - 0.5%		3,806,814
TOTAL NET ASSETS - 100.0%		$707,733,135

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

NYRS - New York Registered Shares

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

(a) Non-income producing security.

Rockefeller New York Municipal Bond ETF

Schedule of Investments

January 31, 2025 (Unaudited)

	Interest	Maturity	Principal
MUNICIPAL BONDS & NOTES - 99.7%	Rate	Date	Amount	Value
New York - 99.5%
Buffalo & Erie County Industrial Land Development Corp., Call 07/01/25(c)	5.00%	07/01/40	$15,000	$14,767
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(c)	5.00%	08/01/52	25,000	24,742
Build NYC Resource Corp., Call 04/19/25(b)(c)	5.88%	07/01/38	110,000	101,678
Build NYC Resource Corp., Call 07/01/32(c)	5.00%	07/01/42	50,000	51,563
Build NYC Resource Corp., Call 08/01/27(b)(c)	3.63%	08/01/42	65,000	53,406
Chautauqua Tobacco Asset Securitization Corp., Call 04/19/25(b)(c)	5.00%	06/01/48	50,000	47,045
Children’s Trust Fund, Call 04/19/25(b)	5.50%	05/15/39	35,000	35,193
Clinton County Capital Resource Corp., Call 07/01/34(b)(c)	5.00%	07/01/46	200,000	200,920
Dobbs Ferry Local Development Corp., Call 04/19/25(c)	5.00%	07/01/39	100,000	100,011
Dutchess County Local Development Corp., Call 07/01/26	5.00%	07/01/32	145,000	147,505
Erie Tobacco Asset Securitization Corp., Call 04/19/25(b)	5.00%	06/01/45	100,000	89,871
Hempstead Town Local Development Corp., Call 4/19/2025	5.00%	10/01/35	25,000	25,030
Hempstead Town Local Development Corp., Call 4/19/2025(c)	5.00%	07/01/44	100,000	100,147
Hempstead Town Local Development Corp.04/20/25	5.00%	09/01/43	85,000	85,020
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/50	200,000	213,524
Metropolitan Transportation Authority, Call 05/15/25(c)	5.00%	11/15/45	100,000	100,050
Monroe County Industrial Development Corp., Call 07/01/34(c)	5.00%	07/01/54	110,000	110,077
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	5.00%	11/15/56	220,000	219,990
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	5.00%	11/15/51	60,000	59,999
Nassau County Tobacco Settlement Corp., Call 04/04/25(b)(c)	5.13%	06/01/46	100,000	87,947
New York City Housing Development Corp., Call 11/01/32(c)	5.00%	11/01/59	200,000	207,529
New York City Housing Development Corp., HUD SEC 8, Call 08/01/32	4.50%	08/01/54	120,000	119,195
New York City Municipal Water Finance Authority, Call 12/15/29(c)	4.00%	06/15/49	250,000	238,545
New York City Municipal Water Finance Authority, Call 12/15/33	5.25%	06/15/54	200,000	215,813
New York City Transitional Finance Authority, Call 11/01/34(c)	5.00%	11/01/53	225,000	238,238
New York City Transitional Finance Authority, SAW, Call 04/19/25(c)	5.00%	07/15/43	50,000	50,091
New York Counties Tobacco Trust IV, Call 04/04/25(b)	5.00%	06/01/38	25,000	23,896
New York Counties Tobacco Trust IV, Call 04/04/25(b)	5.00%	06/01/42	20,000	18,438
New York Counties Tobacco Trust IV, Call 04/04/25(b)	5.00%	06/01/45	5,000	4,482
New York Counties Tobacco Trust VI, Ca;; 06/01/26(b)	3.75%	06/01/45	140,000	108,934
New York State Dormitory Authority, Call 04/19/25	5.00%	02/15/33	40,000	40,056
New York State Housing Finance Agency, SONYMA HUD SEC 8, Call 05/01/32(c)	4.65%	11/01/48	200,000	200,990
New York Transportation Development Corp., AGC, Call 04/19/25(c)	5.00%	07/01/41	145,000	145,001
New York Transportation Development Corp., AGC, Call 04/19/25(c)	5.25%	01/01/50	30,000	29,998
New York Transportation Development Corp., AGC, Call 12/31/34	5.25%	12/31/54	75,000	79,373
New York Transportation Development Corp., AGC, Call 12/31/44(a)(b)(c)	0.00%	12/31/54	200,000	124,898
New York Transportation Development Corp., AGM-CR, Call 04/19/25(c)	5.00%	07/01/46	50,000	49,983
New York Transportation Development Corp., Call 06/30/31(c)	6.00%	06/30/54	100,000	107,670
New York Transportation Development Corp., Call 06/30/33(c)	5.50%	06/30/54	50,000	52,632
New York Transportation Development Corp., Call 10/01/30(b)(c)	4.38%	10/01/45	50,000	48,188
New York Transportation Development Corp., Call 12/01/30	4.00%	12/01/42	200,000	186,453
Oneida County Local Development Corp., Call 07/01/29(b)(c)	3.00%	07/01/44	25,000	16,576
Onondaga Civic Development Corp., Call 07/01/25(c)	5.00%	07/01/45	40,000	40,016

Port Authority of New York & New Jersey, Call 08/01/32(c)	5.50%	08/01/52	100,000	107,113
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(c)	0.00%	07/01/51	625,000	151,212
State of New York Mortgage Agency, Call 03/15/35(c)	5.00%	03/15/54	150,000	159,124
State of New York Mortgage Agency, SONYMA, Call 10/01/32(c)	4.60%	10/01/54	100,000	100,031
Triborough Bridge & Tunnel Authority, Call 06/01/35(c)	5.25%	12/01/54	200,000	216,070
				4,949,030
Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(b)(c)	4.54%	07/01/53	12,000	11,724

TOTAL MUNICIPAL BONDS & NOTES (Cost $4,962,936)				4,960,754

TOTAL INVESTMENTS - 99.7% (Cost $4,962,936)				$4,960,754
Other Assets in Excess of Liabilities - 0.3%				16,776
TOTAL NET ASSETS - 100.0%				$4,977,530

Percentages are stated as a percent of net assets.

AGC - Assured Guaranty Corp

AGM - Assured Guaranty Municipal

AGM-CR - AGM Insured Custodial Receipt

SAW - State Aid Withholding

SONYMA - State of New York Mortgage Agency

(a) Zero coupon bond issued at a discount.

(b) Fixed coupon bond issued at a discount.

(c) Sinkable security.

Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

January 31, 2025 (Unaudited)

	Interest	Maturity	Principal
MUNICIPAL BONDS & NOTES - 104.8%	Rate	Date	Amount	Value
Arizona - 1.7%
Alachua County Health Facilities Authority, Call 07/01/2027(c)(f)	5.75%	07/01/47	110,000	$110,091
Arizona Industrial Development Authority, Call 07/01/2027(c)(f)	5.88%	07/01/52	105,000	105,215
Chandler Industrial Development Authority, Call 03/01/27, Put 09/01/2027(a)	5.00%	09/01/42	140,000	143,451
Industrial Development Authority of the County of Pima, Call 11/01/27(f)(g)	6.50%	11/01/47	970,000	970,355
La Paz County Industrial Development Authority, Call 02/15/28(f)	5.00%	02/15/48	50,000	47,909
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(f)	6.25%	03/01/55	300,000	335,160
Sierra Vista Industrial Development Authority, Call 06/15/31(c)(f)(g)	5.00%	06/15/64	500,000	478,455
				2,190,636
Arkansas - 1.0%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(f)	5.00%	01/01/55	1,000,000	1,054,647
Pulaski County Public Facilities Board, Call 04/19/25(f)	5.00%	12/01/42	210,000	210,001
Pulaski County Public Facilities Board, Call04/19/25	5.00%	12/01/31	5,000	5,004
				1,269,652
California - 9.7%
California County Tobacco Securitization Agency, Call 04/04/25(b)	0.00%	06/01/46	3,750,000	962,382
California County Tobacco Securitization Agency, Call 04/19/25(c)	6.00%	06/01/42	310,000	312,621
California Health Facilities Financing Authority, Call 04/09/25	5.00%	07/01/26	60,000	60,081
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(f)	5.13%	07/01/54	1,200,000	1,154,998
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(f)	5.25%	07/01/64	500,000	483,830
California Municipal Finance Authority, Call 01/01/32(c)(f)	5.38%	01/01/55	450,000	452,208
California Public Finance Authority, Call 06/01/31(f)	6.50%	06/01/54	5,000,000	4,992,906
California School Finance Authority, Call 06/01/28(f)	4.00%	06/01/61	600,000	478,035
California Statewide Communities Development Authority, STR, Call 09/01/31(f)	5.00%	09/01/54	100,000	101,800
San Francisco City & County Airport Commmission, Call 05/01/35(f)	5.50%	05/01/55	1,000,000	1,082,118
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 04/19/25(f)	5.00%	08/01/43	60,000	60,029
Silicon Valley Tobacco Securitization Authority, Call 04/19/25(b)	0.00%	06/01/36	4,000,000	2,146,535
				12,287,543
Colorado - 7.3%
Baseline Metropolitan District No. 1, GO, Call 12/01/29(e)	6.75%	12/15/54	1,000,000	1,005,192
Canyons Metropolitan District No. 5, GO, Call 12/01/29(e)	6.50%	12/01/54	750,000	773,270
Colorado Health Facilities Authority, Call 05/15/25(f)	5.00%	05/15/45	135,000	135,185
Creekwalk Marketplace Business Improvement District, Call 12/01/29(f)	6.00%	12/01/54	875,000	858,605
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29(e)	6.13%	12/15/54	1,000,000	994,040
Mineral Business Improvement District, GO, Call 12/01/29(f)(g)	5.75%	12/01/54	1,000,000	1,009,506
Palisade Metropolitan District No. 2, Call 12/01/29(d)(f)(g)	0.00%	12/15/54	1,000,000	911,406
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(f)	6.00%	12/01/54	750,000	752,388
Sky Ranch Community Authority Board, GO, Call 12/01/29(e)	6.50%	12/15/54	550,000	553,229
St Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29(e)	6.38%	11/15/54	500,000	511,120
St Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(d)(f)(g)	0.00%	09/20/54	1,000,000	726,695
Trevenna Metropolitan District, GO, Call 12/01/29(f)	5.75%	12/01/54	505,000	505,680
Water Valley Metropolitan District No. 3, GO, Call 12/01/29(f)	5.25%	12/01/54	535,000	539,848
				9,276,164
Connecticut - 0.1%
Connecticut Housing Finance Authority, Call 05/15/26(f)	3.50%	05/15/39	165,000	164,362

Delaware - 0.3%
Delaware State Economic Development Authority, Call 04/19/25(f)	5.00%	10/01/36	305,000	299,791
Delaware State Economic Development Authority, Call 11/15/25(f)	5.00%	11/15/48	20,000	20,294
				320,085
Florida - 16.2%
Alachua County Health Facilities Authority, Call 04/19/25(f)	5.00%	12/01/44	505,000	505,122
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(f)	5.25%	05/01/55	1,000,000	991,183
Capital Projects Finance Authority, Call 06/15/29(f)	5.00%	06/15/54	500,000	487,200
Capital Trust Authority, Call 06/01/32(c)(f)	5.00%	06/01/64	1,000,000	956,912
Capital Trust Authority, Call 06/01/32(f)	5.00%	06/01/54	250,000	243,970
Capital Trust Authority, Call 07/01/31(f)	5.25%	07/01/54	1,500,000	1,439,240
Capital Trust Authority, Call 07/01/31(f)	5.25%	07/01/59	1,000,000	950,337
Capital Trust Authority, Call 12/01/29(f)	6.88%	12/01/44	1,000,000	1,018,806
City of Venice, Call 01/01/32(f)(g)	5.63%	01/01/60	750,000	763,933
County of Miami-Dade Seaport Department, AGM, Call 10/01/31	4.00%	10/01/41	750,000	722,512
County of Miami-Dade, Call 07/01/30	4.00%	07/01/46	1,000,000	949,720
County of Palm Beach, Call 10/01/34	5.25%	10/01/43	500,000	538,849
County of Palm Beach, Call 10/01/34	5.25%	10/01/44	500,000	537,206
Edgewater West Community Development District, SA, Call 11/01/34(c)(f)	5.50%	05/01/54	1,000,000	970,815
Florida Higher Educational Facilities Financial Authority, Call 12/01/34(c)(f)	4.13%	12/01/54	250,000	228,227
Florida Higher Educational Facilities Financial Authority, Call 12/01/34(f)	5.25%	12/01/54	250,000	266,410
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(f)	4.65%	07/01/54	500,000	501,941
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(f)	6.25%	01/01/55	1,000,000	1,102,662
Greater Orlando Aviation Authority, Call 10/01/29(f)	4.00%	10/01/49	1,000,000	914,552
Highlands County School Board, BAM, Call 04/19/25(f)	5.00%	09/01/41	50,000	50,076
Miami-Dade County Expressway Authority, Call 04/19/25(c)(f)	5.00%	07/01/40	235,000	235,945
Miami-Dade County Industrial Development Authority, Call 07/01/29(c)(f)(g)	5.50%	07/01/61	1,185,000	1,199,308
Middleton Community Development District A, SA, Call 05/01/32(f)(g)	4.75%	05/01/55	500,000	482,845
Normandy Community Development District, SA, Call 11/01/34(c)(f)(g)	5.55%	05/01/54	100,000	96,853
Orange County Health Facilities Authority, Call 04/01/35(f)	5.25%	10/01/56	350,000	373,268
Palm Beach County Health Facilities Authority, Call 05/15/27	5.00%	05/15/37	235,000	238,169
Palm Beach County Health Facilities Authority, Call 05/15/30(c)(f)	7.50%	05/15/53	135,000	152,324
Palm Beach County Health Facilities Authority, Call 05/15/30(c)(f)	7.63%	05/15/58	185,000	209151
Parrish Lakes II Community Development District, SA, Call 11/01/34(f)(g)	5.45%	05/01/54	1,000,000	974,377
Pioneer Ranch Community Development District, SA, Call 11/01/34(f)(g)	5.30%	05/01/55	1,000,000	961,076
Two Lakes Community Development District, SA, Call 05/01/34(f)	5.00%	05/01/55	1,500,000	1,519,883
				20,582,872
Georgia - 3.4%
Atlanta Development Authority, TAR, Call 04/01/29	5.50%	04/01/39	1,000,000	1,025,676
Development Authority for Fulton County, Call 04/19/25(f)	5.00%	07/01/44	1,000,000	991,392
Development Authority of Burke County, Call 03/19/25, Put 03/23/25(a)	1.95%	11/01/52	2,350,000	2,350,000
				4,367,068
Idaho - 0.9%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(f)	5.50%	09/01/53	1,000,000	1,011,491
Idaho Health Facilities Authority, Call 11/21/24(f)	5.00%	03/01/44	165,000	164,992
				1,176,483
Illinois - 3.1%
Chicago O'Hare International Airport, Call 01/01/29(f)	5.00%	01/01/48	2,000,000	2,020,633
County of Cook, Call 01/01/35(f)	6.50%	01/01/45	1,500,000	1,547,407
Illinois Finance Authority, Call 04/09/25(f)	6.00%	02/01/34	100,000	100,036
Illinois Finance Authority, Call 04/09/25(f)	6.13%	02/01/45	145,000	145,033
Illinois Finance Authority, Call 04/19/25	5.00%	11/15/27	10,000	10,009
Illinois State Toll Highway Authority, Call 04/19/25	5.00%	01/01/31	120,000	120,169
				3,943,287

Indiana - 3.2%
City of Evansville, Call 04/24/25(f)	5.45%	01/01/38	1,070,000	1,002,954
City of Fort Wayne, Call 04/19/25(f)	5.35%	01/01/38	715,000	624,561
City of Mishawaka, Call 04/19/25(f)(g)	5.38%	01/01/38	920,000	832,671
City of Valparaiso, Call 12/01/28(f)(g)	5.38%	12/01/41	750,000	665,765
Town of Merrillville, Call 04/20/25(f)	5.75%	04/01/36	945,000	909,547
				4,035,498
Iowa - 1.1%
Iowa Finance Authority, Call 04/19/25	4.75%	08/01/42	120,000	120,109
Iowa Finance Authority, Call 05/15/2026(f)	5.00%	05/15/47	90,000	90,049
Iowa Finance Authority, Call 05/15/30(c)(f)	7.50%	05/15/53	650,000	733,411
Iowa Finance Authority, Call 11/01/41(f)(g)	6.00%	11/01/42	500,000	497,785
				1,441,354
Kentucky - 0.4%
Kenton County Airport Board, Call 01/01/34(f)	5.25%	01/01/54	500,000	520,060

Louisiana - 1.6%
New Orleans Aviation Board, Call 01/01/34	5.25%	01/01/45	500,000	527,668
New Orleans Aviation Board, Call 01/01/34(f)	5.25%	01/01/49	750,000	785,193
New Orleans Aviation Board, Call 01/01/34(f)	5.25%	01/01/51	750,000	781,325
				2,094,186
Maryland - 0.4%
Maryland Department of Housing & Community Development, FHA 542(C), Call 07/01/33(f)	4.60%	07/01/49	425,000	423,035
Maryland Economic Development Corp., Call 04/19/25	5.75%	09/01/25	130,000	131,011
				554,046
Massachusetts - 1.2%
Massachusetts Development Finance Agency, Call 07/01/34(c)(f)(g)	5.00%	07/01/60	1,000,000	999,955
Massachusetts Development Finance Agency, Call 12/01/31(c)(f)(g)	5.88%	12/01/60	500,000	486,484
				1,486,439
Michigan - 2.3%
Michigan Strategic Fund, Call 04/19/25(f)	6.25%	11/15/43	2,000,000	2,005,102
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(b)	0.00%	06/01/58	28,500,000	959,378
				2,964,480
Minnesota - 1.8%
City of Brooklyn Park, Call 07/01/25(f)	5.25%	07/01/30	500,000	479,966
City of Eagan, Call 02/01/32	6.25%	02/01/45	250,000	248,025
City of Eagan, Call 02/01/32	6.38%	02/01/55	350,000	347,909
City of Eagan, Call 02/01/32	6.50%	02/01/65	625,000	621,460
City of Minneapolis, Call 07/01/31(f)	4.00%	07/01/51	100,000	71,994
Minnesota Housing Finance Agency, Call 08/01/34(c)	4.00%	08/01/44	495,000	475,558
				2,244,912
Mississippi - 0.1%
Mississippi Business Finance Corp., Call 03/19/25, Put 03/23/25(a)	2.00%	05/01/28	170,000	170,000

Missouri - 1.2%
Health & Educational Facilities Authority of the State of Missouri, Call 04/19/25(f)	5.00%	11/15/38	20,000	20,009
Health & Educational Facilities Authority of the State of Missouri, Call 04/19/25(f)	5.00%	11/15/45	245,000	244,999
Health & Educational Facilities Authority of the State of Missouri, Call 04/19/25(f)	5.00%	11/15/48	45,000	45,001
Kansas City Industrial Development Authority, Call 06/01/34(c)(f)(g)	5.00%	06/01/54	1,250,000	1,212,725
				1,522,734
Nevada - 1.0%
City of Sparks Special Improvement District No. 1, SA, Call 06/01/34(c)(f)	5.13%	06/01/54	500,000	495,186
Nevada Housing Division, GNMA, FNMA, FHLMC, Call 10/01/33(f)	4.70%	10/01/54	500,000	501,587
Reno-Tahoe Airport Authority, Call 07/01/34(f)	5.25%	07/01/54	250,000	260,480
				1,257,253

New Hampshire - 0.9%
New Hampshire Business Finance Authority, Call 12/01/26(g)	5.38%	12/01/31	1,000,000	998,207
New Hampshire Health and Education Facilities Authority Act, Call 04/19/25(c)(f)	5.00%	08/01/43	120,000	120,028
				1,118,235
New York - 13.5%
Build NYC Resource Corp., Call 04/19/25(c)(f)	5.88%	07/01/38	940,000	868,885
City of New York, GO, Call 09/01/34(c)(f)	4.00%	09/01/52	500,000	472,981
Clinton County Capital Resource Corp., Call 07/01/34(c)(f)	5.00%	07/01/46	300,000	301,380
Dobbs Ferry Local Development Corp., Call 04/19/25(f)	5.00%	07/01/39	350,000	350,039
Dobbs Ferry Local Development Corp., Call 04/19/25(f)	5.00%	07/01/44	55,000	55,001
Hempstead Town Local Development Corp., Call 04/19/25(f)	5.00%	07/01/44	2,200,000	2,203,226
Monroe County Industrial Development Corp., Call 07/01/34(f)(g)	5.00%	07/01/59	1,000,000	993,450
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	5.00%	11/15/51	95,000	94,998
MTA Hudson Rail Yards Trust Obligations, Call 04/09/25	5.00%	11/15/56	485,000	484,978
New York City Municipal Water Finance Authority, Call 12/15/29(f)	4.00%	06/15/49	250,000	238,545
New York Counties Tobacco Trust VI, Call 06/01/2026(c)	3.75%	06/01/45	195,000	151,730
New York State Dormitory Authority, AGC, Call 10/01/34(f)	5.50%	10/01/54	250,000	271,576
New York State Dormitory Authority, Call 03/15/34	5.25%	03/15/49	1,395,000	1,509,153
New York Transportation Development Corp., AGC, Call 12/31/34	5.25%	12/31/54	660,000	698,483
New York Transportation Development Corp., AGC, Call 12/31/44(d)(f)	0.00%	12/31/54	300,000	187,348
New York Transportation Development Corp., AGM-CR, Call 04/19/25(f)	4.00%	07/01/31	120,000	119,379
New York Transportation Development Corp., Call 01/01/28(f)	5.00%	01/01/36	75,000	76,784
New York Transportation Development Corp., Call 04/19/25(f)	5.00%	07/01/41	345,000	345,002
New York Transportation Development Corp., Call 04/19/25(f)	5.00%	07/01/46	910,000	909,684
New York Transportation Development Corp., Call 04/19/25(f)	5.25%	01/01/50	455,000	454,974
New York Transportation Development Corp., Call 06/30/33(f)	5.50%	06/30/54	2,000,000	2,105,260
New York Transportation Development Corp., Call 10/01/30(c)(f)	4.38%	10/01/45	945,000	910,753
St Lawrence County Industrial Development Agency, Call 04/19/25(f)	5.00%	07/01/43	20,000	20,010
Tender Option Bond Trust, Call 11/01/34(a)(f)(g)	0.00%	11/01/53	2,000,000	2,470,697
Triborough Bridge & Tunnel Authority, Call 06/01/35(f)	5.25%	12/01/54	800,000	864,280
				17,158,596
North Carolina - 1.3%
North Carolina Medical Care Commission, Call 09/01/31(d)	5.50%	09/01/54	1,665,000	1,676,006

Ohio - 9.9%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/55	3,500,000	3,153,035
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(b)	0.00%	06/01/57	15,000,000	1,592,373
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(c)(f)	5.88%	01/01/49	500,000	496,478
Cleveland-Cuyahoga County Port Authority, Call 04/19/25(f)	5.00%	08/01/39	15,000	15,002
Columbus Regional Airport Authority, Call 01/01/35	5.50%	01/01/55	1,000,000	1,071,632
County of Hamilton, Call 04/19/25	5.00%	02/01/30	65,000	65,036
County of Hamilton, Call 04/19/25	5.00%	02/01/26	5,000	5003
Ohio Housing Finance Agency, Call 01/01/30(f)(g)	6.00%	01/01/45	1,000,000	1,006,615
Ohio Housing Finance Agency, Call 10/01/25(f)(g)	5.13%	01/01/32	545,000	545,514
State of Ohio, Call 03/19/25, Put 03/30/25(a)(f)	2.45%	01/15/45	1,450,000	1,450,000
State of Ohio, Call 03/20/25, Put 03/30/25(a)(f)	2.45%	01/15/45	3,170,000	3,170,000
				12,570,688
Oklahoma - 1.3%
Oklahoma Turnpike Authority, Call 01/01/35	5.50%	#N/A	1,500,000	1,660,089

Oregon - 0.1%
Oregon State Facilities Authority, Call 04/09/35	5.00%	11/15/29	110,000	110,070

Pennsylvania - 1.2%
Chester Water Authority, Call 04/19/25	5.00%	12/01/37	200,000	200,261
Crawford County Hospital Authority, Call 06/01/2026(c)(f)	6.00%	06/01/51	500,000	500,890
Crawford County Hospital Authority, Call 06/01/2026(f)	6.00%	06/01/46	425,000	429,096
Lancaster County Hospital Authority, Call 07/01/25(c)(f)	5.00%	07/01/45	25,000	25,029
Monroeville Finance Authority, Call 04/04/25(f)	5.00%	02/01/45	75,000	75,018
Pennsylvania Higher Educational Facilities Authority, Call 03/01/25(f)	5.00%	09/01/45	300,000	300,449
West Shore Area Authority, Call 07/01/25	4.25%	07/01/35	15,000	14,389
				1,545,132
Puerto Rico - 0.4%
Children's Trust Fund, Call 04/19/25(b)	0.00%	05/15/57	8,000,000	537,841
Children's Trust Fund, Call 04/19/25(b)	5.50%	05/15/39	5,000	5,028
				542,869
Rhode Island - 0.8%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(f)	4.70%	10/01/54	500,000	496,542
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(f)	4.75%	10/01/59	500,000	501,325
				997,867
South Carolina - 0.4%
South Carolina Jobs-Economic Development Authority, Call 11/15/34(f)	5.75%	11/15/54	500,000	524,224

South Dakota - 0.9%
South Dakota Housing Development Authority, GNMA, FNMA, FHLMC, Call 05/01/33(f)	6.25%	11/01/55	1,000,000	1,122,443

Tennessee - 0.9%
Shelby County Health Educational & Housing Facilities Board, Call 04/19/25(f)	5.00%	12/01/34	85,000	83,891
Shelby County Health Educational & Housing Facilities Board, Call 04/19/25(f)	5.25%	12/01/44	1,125,000	1,060,139
				1,144,030
Texas - 6.1%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(c)(f)	4.25%	06/15/59	850,000	818,785
City of Austin, Call 04/19/25(f)	5.00%	11/15/44	100,000	100,018
City of Celina, SA, Call 09/01/32(f)	5.50%	09/01/54	1,500,000	1,513,530
City of Friendswood, SA, Call 09/15/34(f)	7.00%	09/15/54	1,500,000	1,489,914
Clifton Higher Education Finance Corp., Call 04/19/25(f)	4.40%	12/01/47	120,000	109,356
County of Harris, Call 09/15/34	#N/A	#N/A	500,000	474,869
County of Medina, SA, Call 09/01/32(f)(g)	5.35%	09/01/54	1,000,000	960,837
Edinburg Local Government Finance Corp., AGM, Call 04/19/25	5.00%	03/01/27	40,000	40,046
Fort Bend County Municipal Management District No. 1, AGM, GO, Call 04/19/25	4.00%	09/01/34	10,000	10,000
New Hope Cultural Education Facilities Finance Corp., AGM, Call 04/09/25(f)	5.00%	04/01/46	30,000	30,000
Newark Higher Education Finance Corp., PSF-GTD, Call 08/15/34(c)(f)	4.25%	08/15/54	675,000	648,402
Roma Independent School District, PSF-GTD, GO, Call 02/15/34(f)	5.00%	02/15/49	500,000	532,841
Sunnyvale Independent School District, PSF-GTD, GO, Call 02/15/34(f)	5.00%	02/15/50	500,000	531,569
Tarrant County Cultural Education Facilities Finance Corp., Call 04/19/25(f)	4.00%	05/15/31	45,000	43,467
Van Alstyne Independent School District, PSF-GTD, GO, Call 08/15/34(c)(f)	4.00%	02/15/54	500,000	472,552
				7,776,186
Utah - 2.1%
Mida Mountain Village Public Infrastructure District, TAR, Call 12/01/29(f)(g)	6.00%	06/15/54	500,000	518,919
SkyRidge Pegasus Infrastructure Financing District, SA, Call 12/01/29(f)(g)	5.25%	12/01/44	1,000,000	992,493
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(f)(g)	5.88%	03/01/54	1,130,000	1,116,019
				2,627,431
Virgin Islands - 0.0%(h)
Virgin Islands Public Finance Authority, NATL, Call 04/19/25(c)	4.25%	10/01/29	10,000	10,112

Virginia - 1.6%
Virginia Housing Development Authority, Call 12/01/33(f)	4.70%	12/01/54	1,000,000	998,834

Virginia Small Business Financing Authority, Call 04/19/25(f)	5.25%	10/01/29	1,000,000	1,001,000
				1,999,834
Washington - 1.5%
Washington Health Care Facilities Authority, Call 04/09/25	5.00%	07/01/29	30,000	30,010
Washington Health Care Facilities Authority, Call 04/09/25(f)	5.00%	07/01/38	500,000	489,565
Washington Health Care Facilities Authority, Call 04/19/25(f)	5.00%	10/01/38	525,000	526,122
Washington Health Care Facilities Authority, Call 04/19/25(f)	5.00%	10/01/41	170,000	170,343
Washington Health Care Facilities Authority, Call 04/19/25(f)	5.00%	10/01/42	100,000	100,174
Washington Health Care Facilities Authority, Call 04/19/25(f)	5.00%	10/01/44	300,000	300,464
Washington State Housing Finance Commission, Call 01/01/30(c)(f)(g)	5.88%	01/01/59	250,000	252,155
				1,868,833
West Virginia - 0.6%
City of Huntington, TAR, Call 06/01/32(c)(f)	5.50%	06/01/49	300,000	300,810
City of Huntington, TAR, Call 06/01/32(c)(f)	5.63%	05/01/50	475,000	475,601
				776,411
Wisconsin - 3.3%
Public Finance Authority, Call 04/01/35(f)(g)	6.45%	04/01/60	1,000,000	1,002,478
Public Finance Authority, Call 06/15/26(f)(g)	4.75%	06/15/56	1,000,000	750,334
Public Finance Authority, Call 06/15/29(c)(f)(g)	6.00%	06/15/64	1,000,000	1,004,633
Public Finance Authority, Call 06/15/29(f)	5.00%	06/15/39	485,000	488,669
Public Finance Authority, Call 09/01/28(c)(f)(g)	5.75%	09/01/35	250,000	261,164
Public Finance Authority, Call 09/01/28(c)(f)(g)	6.25%	09/01/46	250,000	259,689
Public Finance Authority, Call 12/01/27(f)(g)	5.00%	12/01/45	250,000	239,375
Public Finance Authority, Call 12/15/26(g)	5.50%	12/15/32	214,832	212,770
				4,219,112

TOTAL MUNICIPAL BONDS & NOTES (Cost $133,491,298)				133,317,282

TOTAL INVESTMENTS - 104.8% (Cost $133,491,297)				$133,317,282
Assets in Excess of Other Liabilities (4.8)%				(6,145,939)
TOTAL NET ASSETS - 100.0%				$127,171,343

Percentages are stated as a percent of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AGM-CR	Assured Guaranty Municipal-Custodial Receipts
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	National Public Financial Guarantee Corp.
PSF-GTD	Permanent School Fund-Guaranteed
SA	Special Assessment
STR	Special Tax Revenue
TAR	Tax Allocation Revenue

(a)	Adjustable rate security. Rate disclosed is as of January 31, 2025.
(b)	Zero coupon bond issued at a discount.
(c)	Fixed coupon bond issued at a discount.
(d)	Interest appreciation bond issued at a discount.
(e)	Cash flow bond.
(f)	Sinkable security.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Does not round to 0.1%.

Rockefeller U.S. Small-Mid Cap Equity ETF

Schedule of Investments

January 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Banking - 2.5%
Western Alliance Bancorp	220,558	$19,380,432

Consumer Discretionary Products - 8.3%
AZEK Co., Inc.(a)	447,550	22,927,986
Crocs, Inc.(a)	143,060	14,602,134
Ralph Lauren Corp.	48,836	12,194,349
Skechers USA, Inc. - Class A(a)	209,488	15,782,826
		65,507,295
Consumer Discretionary Services - 4.7%
Stride, Inc.(a)	273,873	36,945,467

Financial Services - 12.1%
BGC Group, Inc.	1,622,852	15,482,008
HA Sustainable Infrastructure Capital, Inc.	666,496	18,668,553
PJT Partners, Inc. - Class A	125,889	20,767,908
SLM Corp.	761,370	21,249,837
StoneX Group, Inc.(a)	178,983	19,602,218
		95,770,524
Health Care - 13.6%
AAON, Inc.	145,500	16,933,290
Chemed Corp.	22,207	12,480,334
Masimo Corp.(a)	83,925	14,622,253
Merit Medical Systems, Inc.(a)	275,279	29,972,377
RadNet, Inc.(a)	508,856	33,314,802
		107,323,056
Industrial Products - 12.8%
Badger Meter, Inc.	73,530	15,728,802
CSW Industrials, Inc.	32,003	10,554,909
Curtiss-Wright Corp.	73,515	25,505,294
Hexcel Corp.	242,050	15,781,660
Mueller Industries, Inc.	218,158	17,179,943
Trimble, Inc.(a)	213,555	16,008,083
		100,758,691

Industrial Services - 13.5%
Applied Industrial Technologies, Inc. - ADR	66,125	17,194,484
Casella Waste Systems, Inc.(a)	112,663	12,115,779
Clean Harbors, Inc.(a)	51,792	12,067,536
Korn Ferry	390,935	27,650,833
Sterling Infrastructure, Inc.(a)	79,328	11,297,894
Tetra Tech, Inc.	421,259	15,502,331
Verra Mobility Corp.(a)	437,949	11,557,474
		107,386,331
Insurance - 3.6%
Reinsurance Group of America, Inc.	123,442	28,127,494

Materials - 1.3%
Boise Cascade Co.	81,751	10,313,706

Retail & Wholesale - Staples - 5.6%
BJ’s Wholesale Club Holdings, Inc.(a)	200,615	19,870,916
Ollie's Bargain Outlet Holdings, Inc.(a)	219,102	24,432,064
		44,302,980

Retail & Wholesale - Discretionary - 3.1%
FirstCash Holdings, Inc.	225,448	24,607,649

Software & Tech Services - 10.8%
Agilysys, Inc. - ADR(a)	179,030	16,152,087
ASGN, Inc.(a)	11	970
Donnelley Financial Solutions, Inc.(a)	309,377	20,533,351
Kyndryl Holdings, Inc.(a)	358,732	13,617,467
Q2 Holdings, Inc.(a)	255,480	24,314,032
Vertex, Inc.(a)	191,749	11,073,505
		85,691,412
Tech Hardware & Semiconductors - 5.5%
Impinj, Inc.(a)	93,604	11,877,412
Onto Innovation, Inc.(a)	49,084	10,050,440
TD SYNNEX Corp.	152,721	21,764,270
		43,692,122

TOTAL COMMON STOCKS (Cost $587,490,139)		769,807,159

CONTINGENT VALUE RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc., Expires, Exercise Price $0.00(a)(b)	68,833	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Camden Property Trust	103,875	11,811,626
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,548,284)		11,811,626

TOTAL INVESTMENTS - 98.9% (Cost $600,038,423)		$781,618,785
Assets in Excess of Other Liabilities 1.1%		8,395,789
TOTAL NET ASSETS - 100.0%		$790,014,574

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

STATEMENTS OF ASSETS AND LIABILITIES	Rockefeller ETFs

January 31, 2025 (Unaudited)

	Rockefeller California Municipal Bond ETF	Rockefeller Global Equity ETF	Rockefeller New York Municipal Bond ETF	Rockefeller Opportunistic Municipal Bond ETF	Rockefeller U.S. Small-Mid Cap ETF
ASSETS:
Investments, at value (Note 2)	$17,720,207	$703,926,321	$4,960,754	$133,317,282	$781,618,785
Investment securities sold	—	4,818,826	—	—	12,504,108
Fund shares sold	—	—	—	—	13,095,054
Dividends and interest receivables	171,482	297,727	35,733	1,122,204	—
Cash	19,778	4,535,385	925	24,800	6,729,130
Total assets	17,911,467	713,578,259	4,997,412	134,464,286	813,947,077

LIABILITIES:
Payable to adviser (Note 5)	8,066	321,954	2,320	56,127	501,796
Investment securities purchased	531,330	5,505,922	—	6,727,216	10,502,155
Distributions payable	63,511	—	17,562	509,600	—
Fund shares redeemed	—	17,248	—	—	12,928,552
Total liabilities	602,907	5,845,124	19,882	7,292,943	23,932,503
NET ASSETS	$17,308,560	$707,733,135	$4,977,530	$127,171,343	$790,014,574

NET ASSETS CONSISTS OF:
Paid-in capital	$17,555,420	$424,215,077	$4,993,470	$127,681,720	$309,366,233
Total distributable earnings/(accumulated losses)	(246,860)	283,518,058	(15,940)	(510,377)	480,648,341
TOTAL NET ASSETS	$17,308,560	$707,733,135	$4,977,530	$127,171,343	$790,014,574

Net assets	$17,308,560	$707,733,135	$4,977,530	$127,171,343	$790,014,574
Shares issued and outstanding(a)	700,000	27,055,000	200,000	5,000,000	29,940,000
Net asset value per share	$24.73	$26.16	$24.89	$25.43	$26.39

COST:
Investments, at cost	$17,836,544	$450,461,587	$4,962,936	$133,491,297	$600,038,423

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	19

STATEMENTS OF OPERATIONS	Rockefeller ETFs
For the Periods Ended January 31, 2025 (Unaudited)

	Rockefeller California Municipal Bond ETF(a)	Rockefeller Global Equity ETF(b)	Rockefeller New York Municipal Bond ETF(a)	Rockefeller Opportunistic Municipal Bond ETF(a)	Rockefeller U.S. Small-Mid Cap ETF(c)
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $-, $38,553, $-, $-, and $-, respectively)	$—	$1,456,610	$—	$—	$1,311,546
Interest income	291,287	—	63,843	1,992,558	—
Total investment income	291,287	1,456,610	63,843	1,992,558	1,311,546

EXPENSES:
Investment advisory fee (Note 5)	38,012	1,016,867	8,073	215,382	1,825,374
Total expenses	38,012	1,016,867	8,073	215,382	1,825,374
Expense reimbursement by Adviser (Note 5)	(5,989)	—	(1,151)	(31,851)	—
Net expenses	32,023	1,016,867	6,922	183,531	1,825,374
NET INVESTMENT INCOME (LOSS)	259,264	439,743	56,921	1,809,027	(513,828)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(134,518)	31,659,611	(14,821)	(368,786)	299,581,807
Foreign currency translation	—	(84,987)	—	—	—
Net realized gain (loss)	(134,518)	31,574,624	(14,821)	(368,786)	299,581,807
Net change in unrealized appreciation (depreciation) on:
Investments	(116,337)	253,464,734	(2,182)	(174,015)	181,580,362
Foreign currency translation	—	2,777	—	—	—
Net change in unrealized appreciation (depreciation)	(116,337)	253,467,511	(2,182)	(174,015)	181,580,362
Net realized and unrealzed gain (loss)	(250,855)	285,042,135	(17,003)	(542,801)	481,162,169
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,409	$285,481,878	$39,918	$1,266,226	$480,648,341

(a) Commenced operations on August 12, 2024.

(b) Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF.

(c) Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF.

The accompanying notes are an integral part of these financial statements.	20

STATEMENTS OF CHANGES IN NET ASSETS	Rockefeller ETFs

	Rockefeller California Municipal Bond ETF(a)	Rockefeller Global Equity ETF(b)	Rockefeller New York Municipal Bond ETF(a)	Rockefeller Opportunistic Municipal Bond ETF(a)	Rockefeller U.S. Small-Mid Cap ETF(c)
	Period Ended January 31, 2025 (Unaudited)	Period Ended January 31, 2025 (Unaudited)	Period Ended January 31, 2025 (Unaudited)	Period Ended January 31, 2025 (Unaudited)	Period Ended January 31, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$259,264	$439,743	$56,921	$1,809,027	$(513,828)
Net realized gain (loss)	(134,518)	31,574,624	(14,821)	(368,786)	299,581,807
Net change in unrealized appreciation (depreciation)	(116,337)	253,467,511	(2,182)	(174,015)	181,580,362
Net increase (decrease) in net assets resulting from operations	8,409	285,481,878	39,918	1,266,226	480,648,341

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(255,269)	(1,963,820)	(55,858)	(1,776,603)	—
Total distributions to shareholders	(255,269)	(1,963,820)	(55,858)	(1,776,603)	—

CAPITAL TRANSACTIONS:
Subscriptions	17,555,420	486,622,820	4,993,470	132,728,890	787,960,419
Redemptions	—	(62,417,001)	—	(5,082,950)	(478,594,186)
ETF transaction fees (Note 9)	—	9,258	—	35,780	—
Net increase (decrease) in net assets from capital transactions	17,555,420	424,215,077	4,993,470	127,681,720	309,366,233
NET INCREASE (DECREASE) IN NET ASSETS	17,308,560	707,733,135	4,977,530	127,171,343	790,014,574

NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$17,308,560	$707,733,135	$4,977,530	$127,171,343	$790,014,574

SHARES TRANSACTIONS:
Subscriptions	700,000	29,555,000	200,000	5,200,000	48,640,000
Redemptions	—	(2,500,000)	—	(200,000)	(18,700,000)
Total increase (decrease) in shares outstanding	700,000	27,055,000	200,000	5,000,000	29,940,000

(a) Commenced operations on August 12, 2024.

(b) Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF.

(c) Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF.

The accompanying notes are an integral part of these financial statements.	21

Rockefeller California Municipal Bond ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.44
Net realized and unrealized gain (loss) on investments(c)	(0.32)
Total from investment operations	0.12

Less Distributions From:
Net investment income	(0.39)
Total distributions	(0.39)

Net asset value, end of period	$24.73
Total return(d)(e)	0.46%

Ratios / Supplemental Data:
Net assets, end of period (in thousands)	$17,309
Ratio of expenses to average net assets
Before expense reimbursement/recoupment waived(f)	0.55%
After expense reimbursement/recoupment waived(f)(g)	0.46%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment waived(f)	3.66%
After expense reimbursement/recoupment waived(f)(g)	3.75%
Portfolio turnover rate(e)(h)	132%

(a) Commenced operations on August 12, 2024.

(b) Calculated using average shares outstanding method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) The total return is based on the Fund's net asset value.

(e) Not annualized.

(f) Annualized.

(g) Fee waiver of 0.11% in effect through December 31, 2024.

(h) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	22

Rockefeller Global Equity ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	1.21
Total from investment operations	1.23

Less Distributions From:
Net investment income	(0.02)
Net realized gain	(0.05)
Total distributions	(0.07)

Variable fees	0.00
Net asset value, end of period	$26.16 (d)
Total return(e)(f)	4.95%

Ratios / Supplemental Data:
Net assets, end of period (in thousands)	$707,733
Ratio of expenses to average net assets(g)	0.54%
Ratio of net investment income (loss) to average net assets(g)	0.24%
Portfolio turnover rate(f)(h)	10%

(a) Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF.

(b) Calculated using average shares outstanding method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) Amount represents less than $0.005 per share.

(e) The total return is based on the Fund's net asset value.

(f) Not annualized.

(g) Annualized.

(h) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	23

Rockefeller New York Municipal Bond ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.45
Net realized and unrealized gain (loss) on investments(c)	(0.15)
Total from investment operations	0.30

Less Distributions From:
Net investment income	(0.41)
Total distributions	(0.41)

Net asset value, end of period	$24.89
Total return(d)(e)	1.21%

Ratios / Supplemental Data:
Net assets, end of period (in thousands)	$4,978
Ratio of expenses to average net assets
Before expense reimbursement/recoupment waived(f)	0.55%
After expense reimbursement/recoupment waived(f)(g)	0.47%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment waived(f)	3.80%
After expense reimbursement/recoupment waived(f)	3.88%
Portfolio turnover rate(e)(h)	180%

(a) Commenced operations on August 12, 2024.

(b) Calculated using average shares outstanding method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) The total return is based on the Fund's net asset value.

(e) Not annualized.

(f) Annualized.

(g) Fee waiver of 0.11% in effect through December 31, 2024.

(h) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	24

Rockefeller Opportunistic Municipal Bond ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.55
Net realized and unrealized gain (loss) on investments(c)	0.30
Total from investment operations	0.85

Less Distributions From:
Net investment income	(0.43)
Total distributions	(0.43)

Variable fees	0.01
Net asset value, end of period	$25.43
Total return(d)(e)	3.43%

Ratios / Supplemental Data:
Net assets, end of period (in thousands)	$127,171
Ratio of expenses to average net assets
Before expense reimbursement/recoupment waived(f)	0.55%
After expense reimbursement/recoupment waived(f)(g)	0.47%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment waived(f)	4.54%
After expense reimbursement/recoupment waived(f)	4.62%
Portfolio turnover rate(d)(h)	155%

(a) Commenced operations on August 12, 2024.

(b) Calculated using average shares outstanding method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) The total return is based on the Fund's net asset value.

(e) Not annualized.

(f) Annualized.

(g) Fee waiver of 0.11% in effect through December 31, 2024.

(h) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	25

Rockefeller U.S. Small-Mid Cap ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	1.41
Total from investment operations	1.39

Net asset value, end of period	$26.39
Total return(d)(e)	5.52%

Ratios / Supplemental Data:
Net assets, end of period (in thousands)	$790,015
Ratio of expenses to average net assets(f)	0.76%
Ratio of net investment income (loss) to average net assets(f)	(0.21)%
Portfolio turnover rate(g)(e)	63%

(a)  Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF.

(b) Calculated using average shares outstanding method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) The total return is based on the Fund's net asset value.

(e) Not annualized.

(f) Annualized.

(g) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	26

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Rockefeller ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust III (the “Trust”), except for the Rockefeller Global Equity ETF, which is a diversified series. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Rockefeller Asset Management, a division of Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Rockefeller California Municipal Bond ETF (the “RMCA ETF”)	August 12, 2024
Rockefeller Global Equity ETF (the “RGEF ETF”)	October 25, 2024
Rockefeller New York Municipal Bond ETF (the “RMNY ETF”)	August 12, 2024
Rockefeller Opportunistic Municipal Bond ETF (the “RMOP ETF”)	August 12, 2024
Rockefeller U.S. Small-Mid Cap ETF (the “RSMC ETF”)	October 10, 2024

The RMCA ETF’s investment objective is to seek income exempt from U.S. federal and California state income tax. The RGEF ETF’s investment objective is to seek long-term growth of capital.

The RMNY ETF’s investment objective is to seek to provide income exempt from Federal and New York state income taxes.

The RMOP ETF’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.

The RSMC ETF’s investment objective is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value policy will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RMCA ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$—	$7,720,207	$—	$17,720,207
Total Investments	$—	$17,720,207	$—	$17,720,207

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

RGEF ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$703,926,321	$—	$—	$703,926,321
Total Investments	$703,926,321	$—	$—	$703,926,321

RMNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$—	$4,960,754	$—	$4,960,754
Total Investments	$—	$4,960,754	$—	$4,960,754

RMOP ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$—	$133,317,282	$—	$133,317,282
Total Investments	$—	$133,317,282	$—	$133,317,282

RSMC ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$769,807,159	$—	$—		$769,807,159
Contingent Value Rights	—	—	0	(a)	0
Real Estate Investment Trusts	11,811,626	—	—		11,811,626
Total Investments	$781,618,785	$—	$—		$781,618,785

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

	Contingent Value Rights
Balance as of October 25, 2024	$0	(a)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—

Balance as of January 31, 2025	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at January 31, 2025	$0

(a)	The Level 3 security (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare, as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the RMCA ETF, RMNY ETF, and RMOP ETF are declared and paid monthly, and for the RGEF ETF and RSMC ETF are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Recently Issued Accounting Pronouncements - In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 - REORGANIZATION APPROVAL

At a meeting held on July 25, 2024, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) between the Trust, on behalf of the RGEF ETF, and the Rockefeller Global Equity Fund I, L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. (the “RGEF Predecessor Accounts”, and each a “Predecessor Account”).

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

At a meeting held on July 25, 2024, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) between the Trust, on behalf of the RSMC ETF, and the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. (the “RSMC Predecessor Accounts”, and each a “Predecessor Accounts”).

The Reorganization provided for the transfer of all the assets of the RGEF Predecessor Accounts and the RSMC Predecessor Accounts (the “Predecessor Accounts”) to the RGEF ETF and the RSMC ETF (the “Acquiring Funds”), respectively. For financial reporting purposes, assets received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Accounts were carried forward to align ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Funds were created to carry out the reorganization and have substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Accounts. The Predecessor Accounts are the accounting survivors in the Reorganization. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The reorganization of the RGEF ETF was effective after the close of business on October 24, 2024. The reorganization of the RSMC ETF was effective after the close of business on October 9, 2024.

The following table illustrates the specifics of the reorganization of the RGEF Predecessor Accounts into the RGEF ETF:

Predecessor Accounts	Shares Issued to Limited Partners of Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts	Tax Status of Transfer
Rockefeller Global Dividend Growth Fund, L.P.	$1,658,855	$26,556,673	$42,365,334	$15,808,661	Non-taxable
Rockefeller Global Dividend Growth Fund QP, L.P.	1,694,613	26,140,400	41,471,391	15,330,991	Non-taxable
Rockefeller Global Equity Fund I, L.P.	967,534	14,785,766	24,188,368	9,402,602	Non-taxable
Rockefeller Global Equity Fund II, L.P.	3,025,509	47,676,614	75,637,733	27,961,119	Non-taxable
Rockefeller Global Equity Fund II QP Limited Partnership	7,123,196	116,540,713	178,079,922	61,539,209	Non-taxable
Rockefeller Global Equity Fund III Limited Partnership	13,885,291	216,959,304	347,132,317	130,173,013	Non-taxable
Total	$28,354,998	$448,659,470	$708,875,065	$260,215,595

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

The following table illustrates the specifics of the reorganization of the RSMC Predecessor Accounts into the RSMC ETF:

Predecessor Accounts	Shares Issued to Limited Partners of Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts	Tax Status of Transfer
Pocantico Fund	$12,776,386	$7,334,076	$319,397,555	$312,063,479	Non-taxable
Rockefeller U.S. Small Capitalization Fund QP, L.P.	12,242,073	5,750,106	306,040,235	300,290,129	Non-taxable
Rockefeller & Co. U.S. Small Capitalization Fund, L.P.	4,641,540	3,896,742	116,034,106	112,137,364	Non-taxable
Total	$29,659,999	$16,980,924	$741,471,896	$724,490,972

NOTE 4 - PRINCIPAL INVESTMENT RISKS

Distressed Securities Risks (RMOP ETF Only). The Fund’s investment in distressed municipal bonds carries significant risks. These securities, including loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, are often unrated, lower-rated, in default, or near default. Many of these securities are not publicly traded and may lack liquidity. Consequently, their prices can experience extreme volatility. Distressed companies’ securities are more prone to becoming worthless compared to those of financially stable companies. Evaluating the value of these instruments can be challenging, potentially leading to the Fund losing all or a significant portion of its investment. Given the weak financial condition of issuers of distressed securities, defaults are common, potentially resulting in the Fund losing its entire investment.

Equity Market Risk (RGEF ETF & RSMC ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests.

Focused Portfolio Risk (RSMC ETF Only). The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Foreign Securities Risk (RGEF ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries.

Interest Rate Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Jurisdiction Specific Risks (RMCA ETF, RMNY ETF and RMOP ETF Only).

California State-Specific Risk (RMCA ETF Only). The Fund’s concentration in California Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. In particular, tax revenues in California may be significantly impacted by downtrends in certain industries that are predominant in the state, such as its technology industry. California has also seen recent outflows in population which could impact its tax revenues and budget management.

New York State-Specific Risk (RMNY ETF Only). The Fund’s concentration in New York Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. In particular, tax revenues in New York may be significantly impacted by downtrends in certain industries that are predominant in the state, such as the finance industry. New York has also seen recent outflows in population which could impact its tax revenues and budget management.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

Puerto Rico-Specific Risk. The Funds’ may have significant investments in municipal bonds issued by Puerto Rico or its instrumentalities, which may expose the Fund to the risk that it may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of each Fund’s holdings in Puerto Rico municipal obligations. The Puerto Rico Oversight, Management, and Economic Stability Act of 2016 (PROMESA) allows Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, which could also impact the value of each Fund’s investments in Puerto Rico municipal securities.

Market Capitalization Risk (RGEF ETF & RSMC ETF Only).

Large-Capitalization Investing (RGEF ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Small-Capitalization. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Municipal Securities Risk (RMCA ETF, RMNY ETF & RMOP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 5 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RMCA ETF	0.55	%(a)
RGEF ETF	0.55%
RMNY ETF	0.55	%(a)
RMOP ETF	0.55%
RSMC ETF	0.75	%(a)

(a)	The Adviser voluntarily agreed to waive a portion of its Investment Advisory Fee through December 31, 2024, such that the Investment Advisory Fee does not exceed 0.44% for the RMCA ETF, RMNY ETF, and RMOP ETF.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended January 31, 2025 are disclosed in the Statements of Operations.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds' portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.04% of the Funds' average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds' Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the periods ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
RMCA ETF	$38,868,323	$20,915,984
RGEF ETF	90,195,173	70,043,296
RMNY ETF	11,222,792	6,244,959
RMOP ETF	288,976,162	155,264,641
RSMC ETF	543,955,578	482,295,475

For the periods ended January 31, 2025, there were no purchases and sales of long-term U.S. government securities.

For the periods ended January 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RMCA ETF	$—	$—
RGEF ETF	15,282,998	60,913,718
RMNY ETF	—	—
RMOP ETF	—	—
RSMC ETF	424,720,517	469,971,522

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended January 31, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the periods ended January 31, 2025, the Funds distributed:

Fund:	Distributions paid from:	January 31, 2025
RMCA ETF	Ordinary income	$255,269
	Long-Term Capital Gains	—
RGEF ETF	Ordinary income	469,416
	Long-Term Capital Gains	1,487,573
RMNY ETF	Ordinary income	55,858
	Long-Term Capital Gains	—
RMOP ETF	Ordinary income	1,776,603
	Long-Term Capital Gains	—
RSMC ETF	Ordinary income	—
	Long-Term Capital Gains	—

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the RMCA ETF, the RMNY ETF, the RMOP ETF, and the RSMC ETF, and $500 for the RGEF ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to Financial Statements	Rockefeller ETFs

January 31, 2025 (Unaudited)

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

In connection with the Reorganization on October 25, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Rockefeller Global Equity ETF’s independent registered public accounting firm.

In connection with the Reorganization on October 10, 2024, the Tidal Trust III Audit Committee approved the decision to appoint Cohen & Co. as the Rockefeller U.S. Small-Mid Cap ETF’s independent registered public accounting firm.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Rockefeller Opportunistic Municipal Bond ETF (the “Muni ETF”)
Rockefeller California Municipal Bond ETF (the “CA Muni ETF”)
Rockefeller New York Municipal Bond ETF (the “NY Muni ETF”)
Rockefeller Global Equity ETF (the “Global Equity ETF”)
Rockefeller U.S. Small-Mid Cap ETF (the “SMID ETF” and together with the Muni ETF, CA Muni ETF, NY Muni ETF, and Global Equity ETF, the “Rockefeller ETFs;” each a “Fund”, and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 25, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	an Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each of the Funds;

●	an Investment Sub-Advisory Agreement between the Adviser and Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) with respect to each of the Rockefeller ETFs (the “Sub-Advisory Agreement” and together with the Advisory Agreement, all referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and the Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 25, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and the Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and the Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that none of the Funds had commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieve asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their respective services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that each Fund has a sponsor that has agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees are paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationships with its respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 11, 2025

* Print the name and title of each signing officer under his or her signature.

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